Guarantor and Non-Guarantor Financial Statements (Tables)	3 Months Ended
Mar. 31, 2014
Text Block [Abstract]
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet (Unaudited)

March 31, 2014

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$38,554	$—	$4	$3,026	$23,648	$11,876
Intercompany receivables - current	—	(225,285)	—	175,939	28,038	21,308
Accounts receivable, net	236,180	—	—	—	216,126	20,054
Related party receivables	22,105	—	—	—	22,105	—
Inventories	207,814	—	—	—	178,803	29,011
Deferred tax assets	31,403	—	—	1,466	28,407	1,530
Other current assets	22,584	—	—	2,210	15,089	5,285

Total current assets	558,640	(225,285)	4	182,641	512,216	89,064
Property, plant and equipment, net	171,744	—	—	—	125,593	46,151
Investment in subsidiaries	—	(955,318)	187,484	668,776	99,058	—
Goodwill	309,644	—	—	—	278,571	31,073
Other intangible assets, net	367,313	—	—	—	360,473	6,840
Intercompany receivables - non-current	—	(105,564)	100,559	—	5,005	—
Deferred financing costs, net	13,878	—	—	13,878	—	—
Other long-term assets	4,712	—	569	—	3,365	778

Total assets	$1,425,931	$(1,286,167)	$288,616	$865,295	$1,384,281	$173,906

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$155,080	$—	$—	—	125,055	30,025
Current maturities of long-term debt	3,165	—	—	3,000	159	6
Related party payables	529	—	20	—	20	489
Intercompany payables - current	—	(225,285)	—	730	199,490	25,065
Product returns liability	44,061	—	—	—	43,762	299
Interest payable	4,456	—	—	4,456	—	—
Accrued expenses and other current liabilities	58,042	—	135	496	50,179	7,232

Total current liabilities	265,333	(225,285)	155	8,682	418,665	63,116
Long-term debt, less current maturities	687,178	—	—	686,704	446	28
Long-term related party payables	362	—	—	—	362	—
Pension and other post-retirement liabilities	61,565	—	—	—	60,757	808
Deferred tax liabilities	120,225	—	—	(17,575)	132,905	4,895
Intercompany payables - non-current	—	(105,564)	—	—	100,559	5,005
Other long-term liabilities	2,807	—	—	—	1,811	996
Total shareholder’s equity (deficit)	288,461	(955,318)	288,461	187,484	668,776	99,058

Total liabilities and shareholder’s equity (deficit)	$1,425,931	$(1,286,167)	$288,616	$865,295	$1,384,281	$173,906

Condensed Consolidating Balance Sheet

December 31, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$76,619	$—	$1	$3,026	$57,407	$16,185
Intercompany receivables - current	—	(237,446)	—	191,260	25,594	20,592
Accounts receivable, net	221,872	—	—	—	203,577	18,295
Related party receivables	17,179	—	—	—	17,179	—
Inventories	202,412	—	—	—	173,253	29,159
Deferred tax assets	30,256	—	—	1,456	27,887	913
Other current assets	22,776	—	—	2,156	14,619	6,001

Total current assets	571,114	(237,446)	1	197,898	519,516	91,145
Property, plant and equipment, net	168,772	—	—	—	125,462	43,310
Investment in subsidiaries	—	(966,882)	195,733	671,628	99,521	—
Goodwill	309,703	—	—	—	278,569	31,134
Other intangible assets, net	373,433	—	—	—	366,333	7,100
Intercompany receivables - non-current	—	(105,071)	100,066	—	5,005	—
Deferred financing costs, net	14,622	—	—	14,622	—	—
Other long-term assets	4,115	—	—	—	3,344	771

Total assets	$1,441,759	$(1,309,399)	$295,800	$884,148	$1,397,750	$173,460

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$152,052	$—	$—	$—	$119,775	$32,277
Current maturities of long-term debt	3,176	—	—	3,000	176	—
Related party payables	587	—	17	—	191	379
Intercompany payables - current	—	(237,446)	—	1,317	213,079	23,050
Product returns liability	42,031	—	—	—	41,758	273
Interest payable	13,081	—	—	13,081	—	—
Accrued expenses and other current liabilities	58,665	—	1	800	51,773	6,091

Total current liabilities	269,592	(237,446)	18	18,198	426,752	62,070
Long-term debt, less current maturities	687,860	—	—	687,379	461	20
Long-term related party payables	361			—	361	—
Pension and other post-retirement liabilities	62,256	—	—	—	61,448	808
Deferred tax liabilities	122,983	—	—	(17,162)	135,140	5,005
Intercompany payables - non-current	—	(105,071)	—	—	100,066	5,005
Other long-term liabilities	2,925	—	—	—	1,894	1,031
Total shareholder’s equity (deficit)	295,782	(966,882)	295,782	195,733	671,628	99,521

Total liabilities and shareholder’s equity (deficit)	$1,441,759	$(1,309,399)	$295,800	$884,148	$1,397,750	$173,460

Condensed Consolidating Statement of Comprehensive Income (Loss)

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended March 31, 2014

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries

Net sales	$251,624	$(37,205)	$—	$—	$236,154	$52,675
Cost of sales	218,901	(37,205)	—	(6)	211,262	44,850

Gross profit	32,723	—	—	6	24,892	7,825
Operating expenses
Selling, general and administrative	(19,329)	—	—	(182)	(17,280)	(1,867)
Amortization of acquired intangible assets	(5,547)	—	—	—	(5,309)	(238)
Restructuring costs, net	(3,095)	—	—	—	(2,986)	(109)

Operating income (loss)	4,752	—	—	(176)	(683)	5,611
Other expense
Interest (expense) income, net	(18,951)	—	(5,241)	(13,726)	(5)	21
Intercompany interest	—	—	492	5,568	(5,998)	(62)
Miscellaneous, net	(1,558)	—	1	—	(1,566)	7

Income (loss) before income taxes	(15,757)	—	(4,748)	(8,334)	(8,252)	5,577
Income tax (expense) benefit	3,215	—	423	2,928	1,376	(1,512)

Net income (loss) before equity in earnings of subsidiaries	(12,542)	—	(4,325)	(5,406)	(6,876)	4,065
Equity (deficit) in earnings of subsidiaries	—	6,963	(8,217)	(2,811)	4,065	—

Net income (loss)	$(12,542)	$6,963	$(12,542)	$(8,217)	$(2,811)	$4,065

Comprehensive income (loss)	$(7,321)	$(32,385)	$16,394	$(2,996)	$2,410	$9,256

Condensed Consolidating Statement of Comprehensive Income (Loss)

Three Months Ended March 31, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries

Net sales	$245,857	$(27,988)	$—	$—	$232,453	$41,392
Cost of sales	205,577	(27,988)	—	—	195,871	37,694

Gross profit	40,280	—	—	—	36,582	3,698
Operating expenses
Selling, general and administrative	(26,877)	—	—	(5,002)	(19,412)	(2,463)
Amortization of acquired intangible assets	(5,544)	—	—	—	(5,310)	(234)
Restructuring costs, net	(320)	—	—	—	(44)	(276)

Operating income (loss)	7,539	—	—	(5,002)	11,816	725
Other expense
Interest expense, net	(13,455)	—	—	(13,482)	(4)	31
Intercompany interest	—	—	—	5,568	(5,489)	(79)
Miscellaneous, net	(1,331)	—	1	—	(1,328)	(4)

Income (loss) before income taxes	(7,247)	—	1	(12,916)	4,995	673
Income tax (expense) benefit	2,190	—	—	4,711	(1,995)	(526)

Net income (loss) before equity in earnings of subsidiaries	(5,057)	—	1	(8,205)	3,000	147
Equity (deficit) in earnings of subsidiaries	—	1,764	(5,058)	3,147	147	—

Net income (loss)	$(5,057)	$1,764	$(5,057)	$(5,058)	$3,147	$147

Comprehensive income (loss)	$(4,560)	$(3,955)	$300	$(4,561)	$3,644	$12

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows (Unaudited)

Three Months Ended March 31, 2014

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash (used in) provided by operating activities	$(27,426)	$—	$3	$750	$(29,915)	$1,736

Cash flows from investing activities:
Capital expenditures	(10,576)	—	—	—	(7,936)	(2,640)
Proceeds from sale of property, plant and equipment	740	—	—	—	354	386

Net cash used in investing activities	(9,836)	—	—	—	(7,582)	(2,254)
Cash flows from financing activities:
Debt repayments	(768)	—	—	(750)	(15)	(3)
Intercompany dividend (paid) received	—	—	—	—	3,753	(3,753)

Net cash used in financing activities	(768)	—	—	(750)	3,738	(3,756)
Effect of exchange rate changes on cash	(35)	—	—	—	—	(35)

Net (decrease) increase in cash and cash equivalents	(38,065)	—	3	—	(33,759)	(4,309)
Cash and cash equivalents at beginning of period	76,619	—	1	3,026	57,407	16,185

Cash and cash equivalents at end of period	$38,554	$—	$4	$3,026	$23,648	$11,876

Condensed Consolidating Statement of Cash Flows (Unaudited)

Three Months Ended March 31, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash (used in) provided by operating activities	$(650)	$—	$—	$(22,581)	$23,884	$(1,953)

Cash flows from investing activities:
Capital expenditures	(7,284)	—	—	—	(6,504)	(780)
Proceeds from sale of property, plant and equipment	21	—	—	—	—	21

Net cash used in investing activities	(7,263)	—	—	—	(6,504)	(759)
Cash flows from financing activities:
Debt repayments	(1,452)	—	—	(1,436)	(16)	—
Change in intercompany indebtedness	—	—	—	—	14	(14)

Net cash used in financing activities	(1,452)	—	—	(1,436)	(2)	(14)
Effect of exchange rate changes on cash	213	—	—	—	—	213

Net (decrease) increase in cash and cash equivalents	(9,152)	—	—	(24,017)	17,378	(2,513)
Cash and cash equivalents at beginning of period	78,917	—	1	61,565	4,921	12,430

Cash and cash equivalents at end of period	$69,765	$—	$1	$37,548	$22,299	$9,917